Financial Instruments and Risk Management (Fair Value And Presentation in the Balance Sheet Narrative) (Details) $ in Millions	Dec. 31, 2024 USD ($)
Collars and Forwards
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 9.0
Derivatives | Fuel Options
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0.1